UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-01485

Exact name of registrant as specified in charter: Delaware Group® Equity Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Item 1. Reports to Stockholders

Annual report Delaware Growth Equity Fund (formerly, Delaware American Services Fund) June 30, 2010 Growth equity mutual fund
This annual report is for the information of Delaware Growth Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Equity Fund.

The figures in the annual report for Delaware Growth Equity Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Growth Equity Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Growth Equity Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Growth Equity Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	5
Disclosure of Fund expenses	8
Sector allocation and top 10 holdings	10
Statement of net assets	11
Statement of operations	16
Statements of changes in net assets	18
Financial highlights	20
Notes to financial statements	30
Report of independent registered
public accounting firm	41
Other Fund information	42
Board of trustees/directors and
officers addendum	44
About the organization	54

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Growth Equity Fund	July 6, 2010

Performance preview (for the year ended June 30, 2010)
Delaware Growth Equity Fund (Class A shares)	1-year return	+22.50%
Russell 3000® Growth Index (current benchmark)	1-year return	+13.95%
S&P 500 Index (former benchmark)	1-year return	+14.43%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Growth Equity Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Note: On Jan. 21, 2010, portfolio management duties transferred to the Delaware Investments Focus Growth team. As a result of the transition, the Fund’s name changed from Delaware American Services Fund to Delaware Growth Equity Fund. The market-cap range and benchmark index for the Fund were modified. The Fund’s benchmark changed from the S&P 500 Index to the Russell 3000 Growth Index.

What a difference a year makes. At the end of the Fund’s previous fiscal year ended June 30, 2009, many investors did not know what to make of the equity market rally that began earlier in 2009. After all, the economy was still mired in recession and a federal stimulus package had recently been enacted; consumer activity was lackluster at best and unemployment figures continued to rise. Cautious optimism among investors, however, was supported in time by early signs of an economic recovery and helped stocks in the second calendar quarter of 2009, which became the best quarter for the S&P 500 Index since 1998. (Source: Bloomberg.)

During the fiscal year, previously down-and-out sectors like financials led the charge in the stock market. The technology sector also enjoyed a bit of a rebound as signs of a recovery prompted analysts to predict significant investment in information technology. Confidence seemed to return to corporate boardrooms, as initial public offerings and merger and acquisition proposals began to make some headlines. A “new and improved” General Motors emerged from bankruptcy protection in time to participate in the federal government’s cash-for-clunkers program, which took effect in August 2009 and increased auto sales nationally.

Given the severity of the recent recession, however, plenty of concerns lingered throughout the Fund’s fiscal year. While employment data trends improved, unemployment remained high as many companies were hesitant to add new jobs to their workforce; the U.S. housing rebound in the second half of the year remained muted at best, despite government incentives; and a European debt crisis, in which the European Union and International Monetary Fund bailed out Greece, rattled stock markets beginning in April 2010, in turn threatening the nascent global economic recovery. (Source: Bloomberg.)

Portfolio management review
Delaware Growth Equity Fund

Our investment philosophy and process are substantially different from those of the Fund’s previous managers, and we have made significant changes to the Fund since taking it over in January 2010. Because we believe in maintaining a concentrated investment portfolio we reduced the number of holdings within the Fund considerably, and plan to keep the Fund’s new stocks for a relatively long time (approximately three to five years).

Within the Fund

For its fiscal year ended June 30, 2010, Delaware Growth Equity Fund (Class A shares) returned +22.50% at net asset value and +15.44% at maximum offer price (both figures reflect all distributions reinvested). The Fund outperformed its benchmark, the Russell 3000 Growth Index, which advanced 13.95% for the same period. For the complete annualized performance of Delaware Growth Equity Fund, please see the table on page 5.

Our investment philosophy and process are substantially different from those of the Fund’s previous managers, and we have made significant changes to the Fund since taking it over in January 2010. Because we believe in maintaining a more concentrated investment portfolio, we reduced the number of holdings within the Fund considerably, and plan to keep the Fund’s new stocks for a relatively long time (approximately three to five years).

In selecting stocks for the Fund, we sought companies in all sectors and industries, favoring those that we believed could do well in a favorable or unfavorable economy. We emphasized companies that we believed could potentially have sustainable growth over several years — those with highly competitive positions in their industry, good market share, and those with the potential to make acquisitions that will increase that market share. For example, when investing in consumer companies, we avoided those that we believed were subject to fads, fashion, or momentum risk. We prefer companies that are participating in what we believe are long-term secular trends.

Apple was the Fund’s largest holding, and its stock price increased significantly during the 12-month period. While the iPhone generally exceeded all expectations in terms of sales and profitability, its popularity also drove successes for some of the company’s traditional product lines, such as Mac desktops and laptops. Additionally, according to Apple, the recently launched iPad sold more than one million units in its initial month, a success which may have helped push the company’s stock price to an all-time high.

NetFlix was another significant holding. The company continued growing its subscriber base and dominating the market for mail-order DVDs and online movie and television packages. Its management team also had the foresight to recognize the evolution of the digital content market and has forged distribution partnerships with manufacturers of televisions, DVD players, and game consoles, and with other relevant industry leaders like Microsoft.

Detractors from performance included biotech company Gilead Sciences, which in December 2009 received news of a failed clinical trial involving a potential cardiovascular treatment. While some investors worried about Gilead’s existing drug pipeline and prospects for future growth, we chose to hang on to the stock, and we remain confident in the company’s leading competitive position within the field of HIV care and prevention.

Weight Watchers International appeared to continue to frustrate many investors. The diet plan specialist rose to a 52-week high in February 2010 as it continued to report enhanced profitability in its food-licensing and online operations. However, a poor earnings report at the close of that month did not sit well with investors. While we have generally been pleased with the company’s ability to shift its revenue mix toward licensing and online product offerings — both of which tend to carry high margins and recurring revenues — we have been concerned with the lack of improvement in its core meeting-attendance business. We believe the lack of growth in this core business is mostly attributable to the economic environment, and we continue to hold what we believe to be a cash-generative and attractively valued company.

Among financial stocks, we have long advocated investing in transaction-oriented companies as opposed to institutions that operate businesses dependent on interest rate “spreads” (such as most banks). Two exchanges, IntercontinentalExchange and CME Group, have been core holdings in the Fund. We believe investors tended to associate these companies with other financials during the market downturn, despite their having very different business models. During the Fund’s fiscal year, however, both companies benefited from increased trading volume as the markets began to rebound. Some investors became concerned as the government looked to tighten regulations on derivatives markets, though others view both companies as integral players in the future evolution and transparency of these markets. For the 12-month period, both stocks were solid performers.

Portfolio management review
Delaware Growth Equity Fund

Cautious optimism

Many investors may now be wondering if the equity market has come too far, too fast. In our view, the magnitude and duration of the equity market rally during the fiscal year may be based more on expectations for continued improvement than on current fundamentals. At some point, corporate earnings should reflect meaningful revenue growth and not just prior cost cutting. Additionally, much of the economic recovery has been the result of government intervention. We believe that, as these stimulus measures wind down, the markets must prove they can thrive without ongoing fiscal assistance. Our sense is that equity investors may become impatient or disappointed with inconsistent economic data if there isn’t a return to meaningful revenue growth across the economy.

Regardless of the economic outlook, we remain consistent in our long-term investment philosophy: We want to own strong secular growth companies with solid business models and competitive positions that we believe can grow market share and deliver shareholder value in a variety of market environments.

Performance summary
Delaware Growth Equity Fund	June 30, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Growth Equity Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through June 30, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 29, 1999)
Excluding sales charge	+22.50%	-1.43%	+7.08%	n/a
Including sales charge	+15.44%	-2.59%	+6.45%	n/a
Class B (Est. Feb. 28, 2001)
Excluding sales charge	+21.61%	-2.16%	n/a	+5.54%
Including sales charge	+17.61%	-2.57%	n/a	+5.54%
Class C (Est. Feb. 28, 2001)
Excluding sales charge	+21.61%	-2.16%	n/a	+5.43%
Including sales charge	+20.61%	-2.16%	n/a	+5.43%
Class R (Est. Oct. 3, 2005)
Excluding sales charge	+22.15%	n/a	n/a	-2.05%
Including sales charge	+22.15%	n/a	n/a	-2.05%
Institutional Class (Est. Dec. 29, 1999)
Excluding sales charge	+22.71%	-1.19%	+7.32%	n/a
Including sales charge	+22.71%	-1.19%	+7.32%	n/a

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 5 through 7.) Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares.

Performance summary
Delaware Growth Equity Fund

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 1, 2009, through Oct. 31, 2010.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class R shares were first made available Oct. 3, 2005, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 1, 2009, through Oct. 31, 2010.

Institutional Class shares were first made available Dec. 29, 1999, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has agreed to (1) voluntarily waive all or a portion of its investment advisory fees and/or reimburse certain expenses (excluding certain expenses) to prevent total annual fund operating expenses from exceeding 1.25% of the Fund’s average daily net assets from Nov. 1, 2009 until the voluntary cap is discontinued; and (2) contractually limit the Class A and Class R shares distribution and service fees from Nov. 1, 2009 through Oct. 31, 2010 to 0.25% and 0.50%, respectively. Please see the most recent prospectus and any applicable supplements(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.68%	2.38%	2.38%	1.98%	1.38%
(without fee waivers)
Net expenses	1.50%	2.25%	2.25%	1.75%	1.25%
(including fee waivers, if any)
Type of waiver	Voluntary and	Voluntary	Voluntary	Voluntary and	Voluntary
	Contractual			contractual

Performance of a $10,000 investment
Average annual total returns from June 30, 2000, through June 30, 2010

For period beginning June 30, 2000, through June 30, 2010	Starting value	Ending value
Delaware Growth Equity Fund — Class A shares	$9,425	$18,685
S&P 500 Index	$10,000	$8,520
Russell 3000 Growth Index	$10,000	$6,059

The chart assumes $10,000 invested in the Fund on June 30, 2000, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 6.

The chart also assumes $10,000 invested in the Russell 3000 Growth Index and S&P 500 Index as of June 30, 2000.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DASAX	24581P101
Class B	DASBX	24581P309
Class C	DAMCX	24581P408
Class R	DASRX	24581P507
Institutional Class	DASIX	24581P200

Disclosure of Fund expenses
For the period January 1, 2010 to June 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio(s) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Growth Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/10	6/30/10	Expense Ratio	1/1/10 to 6/30/10*
Actual Fund return
Class A	$1,000.00	$973.50	1.50%	$ 7.34
Class B	1,000.00	970.00	2.25%	10.99
Class C	1,000.00	970.00	2.25%	10.99
Class R	1,000.00	972.50	1.75%	8.56
Institutional Class	1,000.00	974.80	1.25%	6.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.36	1.50%	$ 7.50
Class B	1,000.00	1,013.64	2.25%	11.23
Class C	1,000.00	1,013.64	2.25%	11.23
Class R	1,000.00	1,016.12	1.75%	8.75
Institutional Class	1,000.00	1,018.60	1.25%	6.26

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Growth Equity Fund	As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	99.26%
Consumer Discretionary	15.81%
Consumer Staples	5.58%
Energy	4.40%
Financial Services	17.25%
Health Care	20.28%
Materials & Processing	4.84%
Producer Durables	0.56%
Technology	29.19%
Utilities	1.35%
Short-Term Investments	1.59%
Securities Lending Collateral	20.51%
Total Value of Securities	121.36%
Obligation to Return Securities Lending Collateral	(20.92%)
Liabilities Net of Receivables and Other Assets	(0.44%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Apple	9.21%
Peet’s Coffee & Tea	4.63%
MasterCard Class A	3.88%
Gilead Sciences	3.63%
IntercontinentalExchange	3.55%
priceline.com	3.53%
Perrigo	3.48%
Allergan	3.44%
Crown Castle International	2.97%
VeriSign	2.92%

Statement of net assets
Delaware Growth Equity Fund	June 30, 2010

		Number of shares	Value
Common Stock – 99.26%²
Consumer Discretionary – 15.81%
*†	DineEquity	26,400	$737,088
*†	eBay	14,600	286,306
	Intertek Group	41,575	890,464
*†	Interval Leisure Group	152,800	1,902,360
	Lowe’s	111,600	2,278,872
	Natura Cosmeticos	109,000	2,415,512
*†	NetFlix	34,700	3,770,155
	NIKE Class B	14,300	965,965
*†	priceline.com	28,900	5,102,007
*	Ritchie Bros. Auctioneers	57,900	1,054,938
*	Staples	35,400	674,370
*	Strayer Education	3,300	686,037
*	Weight Watchers International	80,500	2,068,045
			22,832,119
Consumer Staples – 5.58%
*†	Peet’s Coffee & Tea	170,445	6,693,375
*†	Whole Foods Market	37,700	1,357,954
			8,051,329
Energy – 4.40%
*	Core Laboratories	16,184	2,388,920
*	EOG Resources	40,300	3,964,311
			6,353,231
Financial Services – 17.25%
†	Affiliated Managers Group	23,100	1,403,787
	Bank of New York Mellon	40,200	992,538
	BM&F Bovespa	60,600	392,809
†	CB Richard Ellis Group Class A	112,500	1,531,125
	CME Group	14,200	3,998,010
*	Heartland Payment Systems	102,500	1,521,100
†	IntercontinentalExchange	45,400	5,131,562
*	MasterCard Class A	28,100	5,606,793
†	optionsXpress Holdings	94,800	1,492,152
	Schwab (Charles)	10,700	151,726
*	Visa Class A	38,000	2,688,500
			24,910,102

Statement of net assets
Delaware Growth Equity Fund

		Number of shares	Value
Common Stock (continued)
Health Care – 20.28%
*†	ABIOMED	83,200	$805,376
	Allergan	85,300	4,969,578
*†	athenahealth	119,200	3,114,696
†	Gilead Sciences	152,800	5,237,984
†	Medco Health Solutions	73,400	4,042,872
	Novo Nordisk ADR	45,000	3,645,900
*	Perrigo	85,200	5,032,764
*	Techne	13,700	787,065
	UnitedHealth Group	58,400	1,658,560
			29,294,795
Materials & Processing – 4.84%
*	BHP Billiton ADR	11,500	712,885
	Monsanto	23,700	1,095,414
*	Newmont Mining	26,300	1,623,762
*	Praxair	6,000	455,940
	Syngenta ADR	67,800	3,108,630
			6,996,631
Producer Durables – 0.56%
*	Expeditors International of Washington	23,600	814,436
			814,436
Technology – 29.19%
†	Adobe Systems	84,000	2,220,120
†	Apple	52,900	13,305,937
*†	Crown Castle International	115,200	4,292,352
†	FLIR Systems	15,700	456,713
†	Google Class A	7,000	3,114,650
*†	Intuit	80,400	2,795,508
	QUALCOMM	95,100	3,123,084
*†	SBA Communications Class A	68,500	2,329,685
†	Symantec	60,100	834,188
†	Teradata	68,100	2,075,688
*†	VeriFone Holdings	179,200	3,392,256
*†	VeriSign	159,100	4,224,105
			42,164,286
Utilities – 1.35%
*†	j2 Global Communications	89,100	1,945,944
			1,945,944
Total Common Stock (cost $142,385,931)			143,362,873

	Principal amount	Value
≠Short-Term Investments – 1.59%
Discount Notes – 1.15%
Federal Home Loan Bank
0.001% 7/1/10	$657,146	$657,146
0.001% 7/6/10	492,860	492,858
0.01% 7/7/10	55,403	55,403
0.01% 7/15/10	222,334	222,333
0.05% 7/16/10	231,017	231,015
		1,658,755
U.S. Treasury Obligations – 0.44%
U.S. Treasury Bills
0.005% 7/1/10	288,737	288,737
0.045% 7/15/10	341,474	341,462
		630,199
Total Short-Term Investments (cost $2,288,958)		2,288,954

Total Value of Securities Before Securities
Lending Collateral – 100.85% (cost $144,674,889)		145,651,827

	Number of shares
Securities Lending Collateral** – 20.51%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	28,105,676	28,105,676
BNY Mellon SL DBT II Liquidating Fund	1,520,314	1,485,955
@†Mellon GSL Reinvestment Trust II	580,728	24,681
Total Securities Lending Collateral (cost $30,206,718)		29,616,312

Total Value of Securities – 121.36%
(cost $174,881,607)		175,268,139 ©
Obligation to Return Securities
Lending Collateral** – (20.92%)		(30,206,718)
Liabilities Net of Receivables and
Other Assets – (0.44%)		(631,956)
Net Assets Applicable to 11,176,866
Shares Outstanding – 100.00%		$144,429,465

Statement of net assets
Delaware Growth Equity Fund

Net Asset Value – Delaware Growth Equity Fund
Class A ($80,349,679 / 6,072,360 Shares)	$13.23
Net Asset Value – Delaware Growth Equity Fund
Class B ($17,619,977 / 1,436,096 Shares)	$12.27
Net Asset Value – Delaware Growth Equity Fund
Class C ($30,517,087 / 2,487,478 Shares)	$12.27
Net Asset Value – Delaware Growth Equity Fund
Class R ($1,998,606 / 152,875 Shares)	$13.07
Net Asset Value – Delaware Growth Equity Fund
Institutional Class ($13,944,116 / 1,028,057 Shares)	$13.56

Components of Net Assets at June 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$228,272,939
Accumulated net investment loss	(111,178)
Accumulated net realized loss on investments	(84,115,276)
Net unrealized appreciation of investments and foreign currencies	382,980
Total net assets	$144,429,465

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $24,681, which represented 0.02% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $30,810,563 of securities loaned.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Growth Equity Fund
Net asset value Class A (A)	$13.23
Sales charge (5.75% of offering price) (B)	0.81
Offering price	$14.04

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying Notes, which are an integral part of the financial statements.

Statement of operations
Delaware Growth Equity Fund	Year Ended June 30, 2010

Investment Income:
Dividends	$1,381,376
Securities lending income	130,752
Interest	30,060
Foreign tax withheld	(29,651)
		$1,512,537
Expenses:
Management fees	1,251,074
Distribution expenses – Class A	285,475
Distribution expenses – Class B	208,897
Distribution expenses – Class C	356,514
Distribution expenses – Class R	14,613
Dividend disbursing and transfer agent fees and expenses	721,342
Registration fees	76,555
Reports and statements to shareholders	67,887
Accounting and administration expenses	66,497
Legal fees	37,201
Audit and tax	18,875
Dues and services	14,554
Trustees’ fees	9,803
Custodian fees	7,323
Insurance fees	5,685
Pricing fees	2,923
Consulting fees	1,827
Trustees’ expenses	703	3,147,748
Less fees waived		(192,382)
Less waived distribution expenses – Class A		(47,596)
Less waived distribution expenses – Class R		(2,436)
Less expense paid indirectly		(588)
Total operating expenses		2,904,746
Net Investment Loss		(1,392,209)

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$39,791,993
Foreign currencies	(111,178)
Net realized gain	39,680,815
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(3,286,786)
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	36,394,029

Net Increase in Net Assets Resulting from Operations	$35,001,820

See accompanying Notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Growth Equity Fund

	Year Ended
	6/30/10	6/30/09
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,392,209)	$(1,011,232)
Net realized gain (loss) investments and
foreign currencies	39,680,815	(98,246,299)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(3,286,786)	21,181,707
Net increase (decrease) in net assets resulting
from operations	35,001,820	(78,075,824)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	—	(594,174)
Class B	—	(137,932)
Class C	—	(269,056)
Class R	—	(17,851)
Institutional Class	—	(56,322)
	—	(1,075,335)
Capital Share Transactions:
Proceeds from shares sold:
Class A	9,343,628	13,589,187
Class B	140,324	190,613
Class C	1,012,830	3,351,475
Class R	514,299	1,437,449
Institutional Class	3,726,153	3,026,462

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	—	550,731
Class B	—	122,152
Class C	—	250,862
Class R	—	17,851
Institutional Class	—	55,867
	14,737,234	22,592,649

	Year Ended
	6/30/10	6/30/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(40,531,606)	$(110,056,225)
Class B	(6,987,236)	(9,094,725)
Class C	(12,953,152)	(27,036,021)
Class R	(1,630,751)	(2,149,404)
Institutional Class	(2,483,057)	(15,407,759)
	(64,585,802)	(163,744,134)
Decrease in net assets derived from
capital share transactions	(49,848,568)	(141,151,485)
Net Decrease in Net Assets	(14,846,748)	(220,302,644)

Net Assets:
Beginning of year	159,276,213	379,578,857
End of year (including accumulated net investment
loss of $(111,178) and $–, respectively)	$144,429,465	$159,276,213

See accompanying Notes, which are an integral part of the financial statements.

Financial highlights
Delaware Growth Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$10.800		$14.560	$20.640	$17.270	$15.510

(0.077)		(0.028)	0.004	(0.026)	(0.052)
2.507		(3.681)	(4.894)	3.764	1.812
2.430		(3.709)	(4.890)	3.738	1.760

—		(0.051)	(1.190)	(0.368)	—
—		(0.051)	(1.190)	(0.368)	—

$13.230		$10.800	$14.560	$20.640	$17.270

22.50%		(25.57% )	(24.98% )	22.19%	11.35%

$80,350		$91,000	$230,659	$406,776	$237,455
1.50%		1.54%	1.36%	1.34%	1.36%

1.67%		1.68%	1.41%	1.39%	1.41%
(0.59%	)	(0.25% )	0.03%	(0.14% )	(0.32%	)

(0.76%	)	(0.39% )	(0.02% )	(0.19% )	(0.37%	)
134%		85%	81%	62%	78%

Financial highlights
Delaware Growth Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$10.090		$13.710	$19.640	$16.570	$15.000

(0.162)		(0.103)	(0.120)	(0.155)	(0.172)
2.342		(3.466)	(4.620)	3.593	1.742
2.180		(3.569)	(4.740)	3.438	1.570

—		(0.051)	(1.190)	(0.368)	—
—		(0.051)	(1.190)	(0.368)	—

$12.270		$10.090	$13.710	$19.640	$16.570

21.61%		(26.14% )	(25.52% )	21.30%	10.47%

$17,620		$20,133	$38,985	$71,164	$58,797
2.25%		2.29%	2.11%	2.09%	2.11%

2.37%		2.38%	2.11%	2.09%	2.11%
(1.34%	)	(1.00% )	(0.72% )	(0.89% )	(1.07%	)

(1.46%	)	(1.09% )	(0.72% )	(0.89% )	(1.07%	)
134%		85%	81%	62%	78%

Financial highlights
Delaware Growth Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$10.090		$13.710	$19.640	$16.570	$15.000

(0.162)		(0.105)	(0.120)	(0.156)	(0.172)
2.342		(3.464)	(4.620)	3.594	1.742
2.180		(3.569)	(4.740)	3.438	1.570

—		(0.051)	(1.190)	(0.368)	—
—		(0.051)	(1.190)	(0.368)	—

$12.270		$10.090	$13.710	$19.640	$16.570

21.61%		(26.14% )	(25.52% )	21.30%	10.47%

$30,517		$35,096	$78,451	$146,703	$100,628
2.25%		2.29%	2.11%	2.09%	2.11%

2.37%		2.38%	2.11%	2.09%	2.11%
(1.34%	)	(1.00% )	(0.72% )	(0.89% )	(1.07%	)

(1.46%	)	(1.09% )	(0.72% )	(0.89% )	(1.07%	)
134%		85%	81%	62%	78%

Financial highlights
Delaware Growth Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying Notes, which are an integral part of the financial statements.

				10/1/051
Year Ended				to
6/30/10	6/30/09	6/30/08	6/30/07	6/30/06
$10.700	$14.460	$20.550	$17.240	$15.750

(0.108)	(0.054)	(0.038)	(0.072)	(0.078)
2.478	(3.655)	(4.862)	3.750	1.568
2.370	(3.709)	(4.900)	3.678	1.490

—	(0.051)	(1.190)	(0.368)	—
—	(0.051)	(1.190)	(0.368)	—

$13.070	$10.700	$14.460	$20.550	$17.240

22.15%	(25.75% )	(25.15% )	21.87%	9.46%

$1,998	$2,590	$4,588	$4,182	$1,193
1.75%	1.79%	1.61%	1.59%	1.63%

1.97%	1.98%	1.71%	1.69%	1.73%
(0.84% )	(0.50% )	(0.22% )	(0.39% )	(0.63%	)

(1.06%)	(0.69%)	(0.32% )	(0.49% )	(0.73%	)
134%	85%	81%	62%	78%	4

Financial highlights
Delaware Growth Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements.

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$11.050		$14.850	$20.970	$17.500	$15.680

(0.046)		—	0.048	0.021	(0.010)
2.556		(3.749)	(4.978)	3.817	1.830
2.510		(3.749)	(4.930)	3.838	1.820

—		(0.051)	(1.190)	(0.368)	—
—		(0.051)	(1.190)	(0.368)	—

$13.560		$11.050	$14.850	$20.970	$17.500

22.71%		(25.41% )	(24.77% )	22.47%	11.61%

$13,944		$10,457	$26,896	$33,008	$18,039
1.25%		1.29%	1.11%	1.09%	1.11%

1.37%		1.38%	1.11%	1.09%	1.11%
(0.34%	)	—%	0.28%	0.11%	(0.07%	)

(0.46%	)	(0.09% )	0.28%	0.11%	(0.07%	)
134%		85%	81%	62%	78%

Notes to financial statements
Delaware Growth Equity Fund	June 30, 2010

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Growth Equity Fund (formerly, Delaware American Services Fund) and Delaware Trend® Fund. These financial statements and related notes pertain to the Delaware Growth Equity Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (June 30, 2007 – June 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Notes to financial statements
Delaware Growth Equity Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $518 for the year ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earning credits for the year ended June 30, 2010.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. For the year ended June 30, 2010 the Fund earned $588 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 1.25% of average daily net assets of the Fund until such time as the waiver is discontinued. Prior to November 1, 2009, the expense limitation was contractual. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. The current expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended June 30, 2010, the Fund was charged $8,340 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of each Class’ average daily net assets.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$80,829
Dividend disbursing, transfer agent and fund accounting
oversight fees, and other expenses payable to DSC	20,624
Distribution fees payable to DDLP	60,749
Other expenses payable to DMC and affiliates*	9,236

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2010, the Fund was charged $6,230 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Growth Equity Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended June 30, 2010, DDLP earned $ 9,043 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2010, DDLP received gross contingent deferred sales charge commissions of $ 0, $62,179 and $1,200 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2010, the Fund made purchases of $219,815,854 and sales of $272,086,151 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes was $175,099,206. At June 30, 2010, net unrealized appreciation was $168,933, of which $12,192,286 related to unrealized appreciation of investments and $12,023,353 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments

Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments.)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$142,472,409	$890,464	$—	$143,362,873
Short-Term	—	2,288,954	—	2,288,954
Securities Lending Collateral	—	29,591,631	24,681	29,616,312
Total	$142,472,409	$32,771,049	$24,681	$175,268,139

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$58
Net change in unrealized appreciation/depreciation	24,623
Balance as of 6/30/10	$24,681

Net change in unrealized appreciation/depreciation from
investments still held as of 6/30/10	$24,623

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending June 30, 2011 and interim periods therein. The impact of this update on current disclosures resulted in transfers out of Level 1 and into Level 2 in the amount of $28,105,676, based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as level 2. Management has classified the BNY Mellon Securities Lending Overnight Fund as level 2 because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the year ended June 30, 2010. The tax character of dividends and distributions paid during the year ended June 30, 2009 was as follows:

Year Ended
6/30/09
Long-term capital gain	$1,075,335

Notes to financial statements
Delaware Growth Equity Fund

5. Components of Net Assets on a Tax Basis

As of June 30, 2010, the components of net asset on a tax basis were as follows:

Shares of beneficial interest	$228,272,939
Post-October currency losses	(111,178)
Capital loss carryforwards	(83,897,677)
Unrealized appreciation of investments and foreign currencies	165,381
Net assets	$144,429,465

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and gain (loss) on foreign currency transactions.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2009 through June 30, 2010, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2010, the Fund recorded the following reclassifications:

Accumulated net investment loss	$1,281,031
Accumulated net realized loss	110,322
Paid-in capital	(1,391,353)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains. Capital loss carryforwards remaining at June 30, 2010 will expire as follows: $72,850,839 expires in 2017 and $11,046,838 expires in 2018.

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/10	6/30/09
Shares sold:
Class A	710,598	1,241,956
Class B	11,399	19,787
Class C	84,557	309,074
Class R	41,287	126,613
Institutional Class	268,985	252,868

Shares issued upon reinvestment of dividends and distributions:
Class A	—	37,211
Class B	—	8,782
Class C	—	18,035
Class R	—	1,215
Institutional Class	—	3,700
	1,116,826	2,019,241

Shares repurchased:
Class A	(3,060,271)	(8,698,967)
Class B	(569,866)	(878,241)
Class C	(1,074,287)	(2,573,484)
Class R	(130,448)	(203,116)
Institutional Class	(187,405)	(1,121,023)
	(5,022,277)	(13,474,831)
Net decrease	(3,905,451)	(11,455,590)

For the years ended June 30, 2010 and 2009, 107,118 Class B shares were converted to 99,560 Class A shares valued at $1,365,844 and 108,201 Class B shares were converted to 101,432 Class A shares valued at $1,119,732, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of June 30, 2010, or at any time during the year then ended.

Notes to financial statements
Delaware Growth Equity Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/ or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of securities on loan was $30,810,563, for which the Fund received collateral, comprised of non-cash collateral valued at $1,584,862, and cash collateral of $30,206,718. At June 30, 2010, the value of invested collateral was $29,616,312. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Delaware Growth Equity Fund

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Proposed Fund Merger

On May 20, 2010, the Fund’s Board of Trustees approved a proposal to merge the Fund into Delaware Select Growth Fund, a series of Voyageur Mutual Funds III. Effective as of the close of business on June 18, 2010, the Fund was closed to new investors. It is anticipated that shareholders of the Fund will receive a proxy statement/prospectus providing them with information regarding the proposed merger during the third quarter of 2010, and a meeting of shareholders of the Fund to vote on the proposed merger is scheduled to be held in September 2010. If approved, the merger is expected to take place on or about October 11, 2010.

13. Subsequent Events

Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds III and the Shareholders of Delaware Growth Equity Fund (formerly Delaware American Services Fund):

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Growth Equity Fund (formerly Delaware American Services Fund, one of the series constituting Delaware Group Equity Funds III, hereafter referred to as the “Fund”) at June 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended June 30, 2009 and the financial highlights for each of the four years in the period ended June 30, 2009 were audited by other independent accountants whose report dated August 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 24, 2010

Other Fund information
Unaudited
Delaware Growth Equity Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Equity Funds III (the “Trust”), on behalf of Delaware Growth Equity Fund (the “Fund”) (formerly, Delaware American Services Fund), held on November 12, 2009 and reconvened on January 14, 2010 and March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	26,809,100.703	58.775	94.721	1,494,195.970	3.276	5.279
Patrick P. Coyne	26,802,114.673	58.760	94.696	1,501,182.000	3.291	5.304
John A. Fry	26,808,099.963	58.773	94.717	1,495,196.710	3.278	5.283
Anthony D. Knerr	26,811,784.592	58.781	94.730	1,491,512.081	3.270	5.270
Lucinda S. Landreth	26,815,549.279	58.789	94.744	1,487,747.394	3.262	5.256
Ann R. Leven	26,813,923.614	58.786	94.738	1,489,373.059	3.265	5.262
Thomas F. Madison	26,782,164.263	58.716	94.626	1,521,132.410	3.335	5.374
Janet L. Yeomans	26,812,175.992	58.782	94.732	1,491,120.681	3.269	5.268
J. Richard Zecher	26,799,751.585	58.754	94.688	1,503,545.088	3.297	5.312

2. To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company, a series of Delaware Management Business Trust.

Shares Voted For	6,158,772.977
Percentage of Outstanding Shares	42.834%
Percentage of Shares Voted	67.066%
Shares Voted Against	228,250.238
Percentage of Outstanding Shares	1.588%
Percentage of Shares Voted	2.486%
Shares Abstained	237,538.513
Percentage of Outstanding Shares	1.652%
Percentage of Shares Voted	2.586%
Broker Non-Votes	2,558,579.275

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group Equity Funds III (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending June 30, 2010. During the fiscal years ended June 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	81	Director
Drexel University		Community Health Systems
(August 2010–Present)
Director — Ecore
President		International
Franklin & Marshall College		(2009-2010)
(July 2002–July 2010)
Director — Allied
Executive Vice President		Barton Securities Holdings
University of Pennsylvania		(2005 to 2008)
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	81	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987-2010)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 to 2007)

Vice President and Treasurer	81	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 to 2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	81	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Growth Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Growth Equity Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Annual report Delaware Trend® Fund June 30, 2010 Growth equity mutual fund
This annual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund.

The figures in the annual report for Delaware Trend Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Trend® Fund at www.delawareinvestments.com.

Manage your investments online

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Trend Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Sector allocation and top 10 holdings	10
Statement of net assets	11
Statement of operations	15
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	28
Report of independent registered
public accounting firm	39
Other Fund information	40
Board of trustees/directors and
officers addendum	42
About the organization	52

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Trend® Fund	July 6, 2010

Performance preview (for the year ended June 30, 2010)
Delaware Trend Fund (Class A shares)	1-year return	+34.10%
Russell 2500™ Growth Index (current benchmark)	1-year return	+21.44%
Russell 2000® Growth Index (former benchmark)	1-year return	+17.96%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Trend Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

On Jan. 21, 2010, portfolio management duties transferred to the Delaware Investments Focus Growth Equity team. As a result of the transition, the market-cap range and benchmark index for the Fund were modified. The Fund’s benchmark changed from the Russell 2000 Growth Index to the Russell 2500 Growth Index.

For the first six months of the Fund’s fiscal year, from July 1, 2009 through Dec. 31, 2009, the investment landscape was dominated by a fair amount of optimism that the U.S. economy was recovering from recession. Many economists took the view that the recession ended sometime during the third quarter of 2009; and in the fourth quarter of 2009 it was reported that the U.S. economy had finally grown during the previous quarter ( source: U.S. Commerce Department). Despite the recovery from the dark days of a very deep recession, consensus gross domestic product growth forecasts for 2010 generally remained tempered and high unemployment remained a prominent and ongoing concern during the fiscal period. Based on its own forecasts for a moderate and fitful economic recovery by historical standards, the Federal Reserve kept short-term interest rates in the 0–0.25% range.

A variety of economic indicators did turn positive in early 2010, including housing and industrial-production data, an increase in merger-and-acquisition activity, and high corporate cash balances. With the exception of a selloff that lasted several weeks in January, the stock market took this news and continued its broad uptrend into April, when problems concerning the creditworthiness of European countries — Greece, in particular — began to emerge. As investors became concerned that Europe’s debt problems would have a negative effect on the global economic recovery, the market turned volatile. Shortly thereafter, economics statistics released in the second calendar quarter began to show the U.S. hitting a soft patch, with the nascent rebounds in housing, industrial production, and employment appearing to run out of steam to varying degrees.

In this uncertain environment, stocks declined dramatically from the relatively high levels of early April 2010. During the latter part of the Fund’s fiscal year (April through June 2010), the S&P 500 Index declined more than 11% (source: Bloomberg).

Fund performance

During the last six months of the fiscal period, small- and mid-cap stocks performed better than large-cap stocks.

For its fiscal year ended June 30, 2010, Delaware Trend Fund returned +34.10% for Class A shares at net asset value and +26.50% at maximum offer price (both figures reflect all distributions reinvested). During the same period, the Fund’s benchmark, the Russell 2500 Growth Index, advanced 21.44%. For the complete annualized performance of Delaware Trend Fund, please see the table on page 4.

1

Portfolio management review
Delaware Trend® Fund

In altering the Fund’s investment portfolio to bring it in line with our investment style, we emphasized companies that we believe can have sustainable growth over several years — those with highly competitive positions in their industry, good market share, and the potential to make acquisitions that may increase that market share.

A more concentrated portfolio

Our investment philosophy and process are substantially different from those of the Fund’s previous managers, and we have made significant changes to the Fund since taking it over in January 2010. Because we believe in maintaining a relatively concentrated portfolio, we reduced the number of holdings considerably. Previously, the Fund held more than 100 stocks. We have pared back the number of stocks held by the Fund considerably and generally plan to keep approximately 25 to 35 names in the Fund’s investment portfolio, with the goal of maintaining relatively long holding periods of approximately three to five years.

With one exception, all of the holdings in the Fund as of June 30, 2010 were added since January 21, 2010, when our investment team took over management of the portfolio. Because we hold relatively few stocks, we tend to take what we view as sizeable positions; therefore, the portfolio’s weights at the end of the period have ranged from approximately 2% to 6% of net assets.

In selecting stocks for the Fund, we do not manage to the benchmark or focus on sector allocation. Rather, we employ bottom-up, company-specific fundamental analysis. We prefer companies that we believe can do well in a variety of economic conditions. In altering the Fund’s investment portfolio to bring it in line with our investment style, we emphasized companies that we believe can have sustainable growth over several years — those with highly competitive positions in their industry, good market share, and the potential to make acquisitions that may increase that market share. For example, when investing in consumer companies, we sought to avoid those that we believed were subject to fads, fashion, or momentum risk. We prefer companies that are participating in what we view as long-term secular trends. An example is NetFlix, the online movie-rental service that enables subscribers to receive DVDs by mail and watch movies and television shows directly on their computers or televisions.

2

Under our management style, we expect the annual turnover rate in the portfolio under normalized conditions to be approximately 30–40%. If a stock is at or near what we believe is its intrinsic value — our price target — we may trim it or sell the entire position. A stock may also be “crowded out” by a better idea. And, of course, we would look to eliminate a stock if the reasons for buying it in the first place have changed. If a stock declines for temporary reasons, but its business prospects remain intact, we may be willing to create a position in it, or purchase more shares if it is already in the Fund’s portfolio.

Positioned for up and down markets

We believe the reversal of investor sentiment earlier this year was overdue and that the Greek sovereign issue was the catalyst to get investors thinking realistically about what might be appropriate expectations for economic growth in the next few years. Up until the selloff that started in April 2010, the extension of the market rally during the previous 12 months was as much (or more) about anticipation of an improving economy as it was about fundamentals. While fundamentals may still be trending in a positive direction (given the market’s rise from the depths of 2008-2009), we believe they don’t necessarily translate into a typical postrecessionary boom cycle. In our view, investors have recently become disappointed with inconsistent economic data and recent company quarterly earnings reports that lack a broad-based return to revenue growth. We believe that these factors, combined with larger fears about European sovereign-debt issues, have resulted in poor investor sentiment at the end of the Fund’s fiscal period.

Regardless of the economic environment we remain consistent in our long-term investment philosophy: We want to own what we consider to be strong secular-growth companies with solid business models and competitive positions that we believe can potentially help grow market share and deliver shareholder value in a variety of market environments.

Regardless of the economic environment, we remain consistent in our long-term investment philosophy: We want to own what we consider to be strong secular-growth companies with solid business models and competitive positions that we believe can potentially help grow market share and deliver shareholder value in a variety of market environments.

3

Performance summary
Delaware Trend® Fund	June 30, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through June 30, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 3, 1968)
Excluding sales charge	+34.10%	+2.02%	-1.43%	n/a
Including sales charge	+26.50%	+0.82%	-2.01%	n/a
Class B (Est. Sept. 6, 1994)
Excluding sales charge	+33.18%	+1.30%	-1.99%	n/a
Including sales charge	+29.33%	+1.02%	-1.99%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+33.26%	+1.29%	-2.13%	n/a
Including sales charge	+32.26%	+1.29%	-2.13%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+33.77%	+1.78%	n/a	+4.30%
Including sales charge	+33.90%	+1.78%	n/a	+4.30%
Institutional Class (Est. Nov. 23, 1992)
Excluding sales charge	+34.49%	+2.31%	-1.15%	n/a
Including sales charge	+34.49%	+2.31%	-1.15%	n/a

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the “Fund performance” chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expense ratios” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 4 through 5.) Performance would have been lower had the expense limitations not been in effect.

4

The Fund offers Class A, B, C, R, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets.

The Board of Trustees has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 1, 2009, through Oct. 31, 2010.

Institutional Class shares were first made available Nov. 23, 1992, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Instances of high double-digit returns are unusual, cannot be sustained, and were primarily achieved during favorable market conditions.

Investments in small and/or medium-sized companies typically exhibit greater risk and higher volatility than larger, more established companies.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

5

Performance summary
Delaware Trend® Fund

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” chart. Delaware Investments has agreed to reimburse Class R 12b-1 fees from Nov. 1, 2009, through Oct. 31, 2010. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating	1.60%	2.31%	2.31%	1.91%	1.31%
expenses (without fee waivers)
Net expenses	1.60%	2.31%	2.31%	1.81%	1.31%
(including fee waivers, if any)
Type of waiver	n/a	n/a	n/a	Contractual	n/a

6

Performance of a $10,000 investment
Average annual total returns from June 30, 2000, through June 30, 2010

For period beginning June 30, 2000, through June 30, 2010	Starting value	Ending value
Russell 2500 Growth Index	$10,000	$8,993
Russell 2000 Growth Index	$10,000	$8,403
Delaware Trend Fund — Class A shares	$9,425	$8,160

The chart assumes $10,000 invested in the Fund on June 30, 2000, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 4 through 5.

The chart also assumes $10,000 invested in the Russell 2500 Growth Index and Russell 2000 Growth Index as of June 30, 2000.

The Russell 2500 Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index, mentioned on page 1, measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Stock symbols and CUSIP numbers
	Nasdaq symbols	CUSIPs
Class A	DELTX	245905104
Class B	DERBX	245905302
Class C	DETCX	245905401
Class R	DETRX	245905500
Institutional Class	DGTIX	245905203

7

Disclosure of Fund expenses
For the period January 1, 2010 to June 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010, through June 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Trend® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/10	6/30/10	Expense Ratio	1/1/10 to 6/30/10*
Actual Fund return
Class A	$1,000.00	$1,039.40	1.52%	$7.69
Class B	1,000.00	1,035.90	2.23%	11.26
Class C	1,000.00	1,035.70	2.23%	11.26
Class R	1,000.00	1,037.30	1.73%	8.74
Institutional Class	1,000.00	1,040.80	1.23%	6.22
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.26	1.52%	$7.60
Class B	1,000.00	1,013.73	2.23%	11.13
Class C	1,000.00	1,013.73	2.23%	11.13
Class R	1,000.00	1,016.21	1.73%	8.65
Institutional Class	1,000.00	1,018.69	1.23%	6.16

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

9

Sector allocation and top 10 holdings
Delaware Trend® Fund	As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	97.55%
Consumer Discretionary	22.63%
Consumer Staples	7.87%
Energy	4.48%
Financial Services	14.27%
Health Care	13.67%
Producer Durables	10.35%
Technology	19.87%
Utilities	4.41%
Short-Term Investments	4.10%
Securities Lending Collateral	23.87%
Total Value of Securities	125.52%
Obligation to Return Securities Lending Collateral	(24.12%)
Liabilities Net of Receivables and Other Assets	(1.40%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
SBA Communications Class A	5.05%
Perrigo	4.65%
Peet’s Coffee & Tea	4.51%
Core Laboratories	4.48%
Techne	4.47%
j2 Global Communications	4.41%
IntercontinentalExchange	4.11%
NetFlix	4.06%
Blackbaud	4.05%
Affiliated Managers Group	4.00%

10

Statement of net assets
Delaware Trend® Fund	June 30, 2010

		Number of shares	Value
Common Stock – 97.55%
Consumer Discretionary – 22.63%
*†	DineEquity	235,000	$6,561,200
*	Fastenal	228,100	11,448,339
*	Gentex	395,300	7,107,494
*†	Interval Leisure Group	551,872	6,870,806
*†	NetFlix	137,000	14,885,051
*	Ritchie Bros. Auctioneers	422,700	7,701,594
*	Strayer Education	67,500	14,032,575
*	Weight Watchers International	560,600	14,401,814
			83,008,873
Consumer Staples – 7.87%
*†	Peet’s Coffee & Tea	420,961	16,531,138
*†	Whole Foods Market	343,150	12,360,263
			28,891,401
Energy – 4.48%
*	Core Laboratories	111,392	16,442,573
			16,442,573
Financial Services – 14.27%
†	Affiliated Managers Group	241,400	14,669,878
*	Heartland Payment Systems	762,554	11,316,301
†	IntercontinentalExchange	133,300	15,066,899
†	optionsXpress Holdings	718,100	11,302,894
			52,355,972
Health Care – 13.67%
*†	ABIOMED	735,696	7,121,537
*†	athenahealth	365,941	9,562,038
*	Perrigo	288,800	17,059,417
	Techne	285,700	16,413,465
			50,156,457
Producer Durables – 10.35%
*	C.H. Robinson Worldwide	246,200	13,703,492
*	Expeditors International of Washington	380,900	13,144,859
*	Graco	395,049	11,136,431
			37,984,782

11

Statement of net assets
Delaware Trend® Fund

	Number of shares	Value
Common Stock (continued)
Technology – 19.87%
* Blackbaud	682,851	$14,865,666
*† SBA Communications Class A	544,300	18,511,643
† Teradata	367,100	11,189,208
*† VeriFone Holdings	749,200	14,182,356
*† VeriSign	532,900	14,148,495
		72,897,368
Utilities – 4.41%
*† j2 Global Communications	740,277	16,167,650
		16,167,650
Total Common Stock (cost $348,288,402)		357,905,076

	Principal amount
≠Short-Term Investments – 4.10%
Discount Notes – 3.20%
Federal Home Loan Bank
0.001% 7/1/10	$4,613,699	4,613,698
0.001% 7/6/10	3,460,274	3,460,263
0.01% 7/7/10	388,973	388,972
0.01% 7/15/10	1,560,968	1,560,956
0.05% 7/16/10	1,695,993	1,695,980
		11,719,869
U.S. Treasury Obligations – 0.90%
U.S. Treasury Bills
0.005% 7/1/10	2,027,167	2,027,167
0.045% 7/15/10	1,276,011	1,275,967
		3,303,134
Total Short-Term Investments (cost $15,023,009)		15,023,003

Total Value of Securities Before Securities
Lending Collateral – 101.65% (cost $363,311,411)		372,928,079

	Number of shares
Securities Lending Collateral** – 23.87%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	84,964,603	84,964,603
BNY Mellon SL DBT II Liquidating Fund	2,656,561	2,596,523
@†Mellon GSL Reinvestment Trust II	875,601	37,213
Total Securities Lending Collateral (cost $88,496,765)		87,598,339

12

Total Value of Securities – 125.52%
(cost $451,808,176)	$460,526,418 ©
Obligation to Return Securities
Lending Collateral** – (24.12%)	(88,496,765)
Liabilities Net of Receivables and
Other Assets – (1.40%)	(5,146,357)
Net Assets Applicable to 25,839,463 Shares
Outstanding – 100.00%	$366,883,296

Net Asset Value – Delaware Trend Fund
Class A ($302,556,693 / 20,856,833 Shares)	$14.51
Net Asset Value – Delaware Trend Fund
Class B ($12,051,032 / 1,017,999 Shares)	$11.84
Net Asset Value – Delaware Trend Fund
Class C ($34,065,135 / 2,797,691 Shares)	$12.18
Net Asset Value – Delaware Trend Fund
Class R ($2,256,107 / 159,055 Shares)	$14.18
Net Asset Value – Delaware Trend Fund
Institutional Class ($15,954,329 / 1,007,885 Shares)	$15.83

Components of Net Assets at June 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$359,728,202
Accumulated net realized loss on investments	(1,563,148)
Net unrealized appreciation of investments	8,718,242
Total net assets	$366,883,296

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 8 in “Notes to financial statements.”
©	Includes $85,917,401 of securities loaned.
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $37,213, which represented 0.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

13

Statement of net assets
Delaware Trend® Fund

Net Asset Value and Offering Price Per Share –
Delaware Trend Fund
Net asset value Class A (A)	$14.51
Sales charge (5.75% of offering price) (B)	0.89
Offering price	$15.40

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying Notes, which are an integral part of the financial statements

14

Statement of operations
Delaware Trend® Fund	Year Ended June 30, 2010

Investment Income:
Dividends	$1,901,650
Securities lending income	416,743
Interest	4,627
Foreign tax withheld	(15,593)
		$2,307,427

Expenses:
Management fees	2,800,545
Distribution expenses – Class A	874,830
Distribution expenses – Class B	161,032
Distribution expenses – Class C	349,987
Distribution expenses – Class R	13,807
Dividend disbursing and transfer agent fees and expenses	1,381,451
Accounting and administration expenses	148,828
Reports and statements to shareholders	95,984
Registration fees	79,909
Legal fees	66,889
Audit and tax	30,356
Trustees’ fees	21,685
Dues and services	18,771
Insurance fees	11,227
Custodian fees	10,917
Consulting fees	3,733
Pricing fees	2,804
Trustees’ expenses	1,458	6,074,213
Less fees waived		(139,724)
Less waived distribution expenses – Class R		(2,301)
Less expense paid indirectly		(1,234)
Total operating expenses		5,930,954
Net Investment Loss		(3,623,527)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		114,387,041
Foreign currencies		(3,606)
Net realized gain		114,383,435
Net change in unrealized appreciation/depreciation
of investments and foreign currencies		(4,684,302)
Net Realized and Unrealized Gain on
Investment and Foreign Currencies		109,699,133

Net Increase in Net Assets Resulting from Operations		$106,075,606

See accompanying Notes, which are an integral part of the financial statements

15

Statements of changes in net assets
Delaware Trend® Fund

	Year Ended
	6/30/10	6/30/09
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,623,527)	$(3,274,917)
Net realized gain (loss) on investments
and foreign currencies	114,383,435	(106,373,317)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(4,684,302)	(40,276,978)
Net increase (decrease) in net assets resulting
from operations	106,075,606	(149,925,212)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	—	(14,365,125)
Class B	—	(1,898,273)
Class C	—	(2,271,952)
Class R	—	(103,115)
Institutional Class	—	(938,918)
	—	(19,577,383)

Capital Share Transactions:
Proceeds from shares sold:
Class A	27,815,866	30,554,809
Class B	218,462	80,535
Class C	1,790,648	1,407,319
Class R	661,487	644,100
Institutional Class	24,308,640	8,669,133

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	—	13,700,804
Class B	—	1,817,401
Class C	—	2,154,658
Class R	—	103,114
Institutional Class	—	933,263
	54,795,103	60,065,136

16

	Year Ended
	6/30/10	6/30/09
Capital Share Transactions (continued)
Cost of shares repurchased:
Class A	$(58,400,936)	$(89,126,121)
Class B	(9,561,622)	(16,970,997)
Class C	(7,945,435)	(12,327,181)
Class R	(1,102,271)	(718,736)
Institutional Class	(36,768,121)	(11,033,554)
	(113,778,385)	(130,176,589)
Decrease in net assets derived
from capital share transactions	(58,983,282)	(70,111,453)
Net Increase (Decrease) in Net Assets	47,092,324	(239,614,048)

Net Assets:
Beginning of year	319,790,972	559,405,020
End of year (there was no undistributed
net investment income at either year end)	$366,883,296	$319,790,972

See accompanying Notes, which are an integral part of the financial statements

17

Financial highlights
Delaware Trend® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements

18

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$10.820		$15.260	$22.320	$22.430	$20.180

(0.121)		(0.086)	(0.144)	(0.177)	(0.191)
3.811		(3.812)	(2.196)	3.394	2.441
3.690		(3.898)	(2.340)	3.217	2.250

—		(0.542)	(4.720)	(3.327)	—
—		(0.542)	(4.720)	(3.327)	—

$14.510		$10.820	$15.260	$22.320	$22.430

34.10%		(26.69% )	(13.76% )	17.15%	11.15%

$302,557		$250,239	$422,136	$623,869	$679,312
1.50%		1.48%	1.43%	1.41%	1.40%

1.54%		1.60%	1.43%	1.42%	1.40%
(0.88%	)	(0.81% )	(0.80% )	(0.85% )	(0.86%	)

(0.92%	)	(0.93% )	(0.80% )	(0.86% )	(0.86%	)
162%		110%	74%	58%	71%

19

Financial highlights
Delaware Trend® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements

20

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$8.890		$12.720	$19.490	$20.130	$18.240

(0.175)		(0.146)	(0.246)	(0.299)	(0.327)
3.125		(3.142)	(1.804)	2.986	2.217
2.950		(3.288)	(2.050)	2.687	1.890

—		(0.542)	(4.720)	(3.327)	—
—		(0.542)	(4.720)	(3.327)	—

$11.840		$8.890	$12.720	$19.490	$20.130

33.18%		(27.18% )	(14.44% )	16.37%	10.36%

$12,051		$16,310	$46,196	$87,433	$113,683
2.21%		2.19%	2.14%	2.12%	2.11%

2.25%		2.31%	2.14%	2.13%	2.11%
(1.59%	)	(1.52% )	(1.51% )	(1.56% )	(1.57%	)

(1.63%	)	(1.64% )	(1.51% )	(1.57% )	(1.57%	)
162%		110%	74%	58%	71%

21

Financial highlights
Delaware Trend® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements

22

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$9.140		$13.080	$19.900	$20.490	$18.570

(0.182)		(0.147)	(0.249)	(0.303)	(0.331)
3.222		(3.251)	(1.851)	3.040	2.251
3.040		(3.398)	(2.100)	2.737	1.920

—		(0.542)	(4.720)	(3.327)	—
—		(0.542)	(4.720)	(3.327)	—

$12.180		$9.140	$13.080	$19.900	$20.490

33.26%		(27.20% )	(14.39% )	16.32%	10.34%

$34,065		$30,494	$57,371	$90,945	$123,295
2.21%		2.19%	2.14%	2.12%	2.11%

2.25%		2.31%	2.14%	2.13%	2.11%
(1.59%	)	(1.52% )	(1.51% )	(1.56% )	(1.57%	)

(1.63%	)	(1.64% )	(1.51% )	(1.57% )	(1.57%	)
162%		110%	74%	58%	71%

23

Financial highlights
Delaware Trend® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying Notes, which are an integral part of the financial statements

24

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$10.600		$15.000	$22.060	$22.240	$20.060

(0.145)		(0.107)	(0.179)	(0.219)	(0.239)
3.725		(3.751)	(2.161)	3.366	2.419
3.580		(3.858)	(2.340)	3.147	2.180

—		(0.542)	(4.720)	(3.327)	—
—		(0.542)	(4.720)	(3.327)	—

$14.180		$10.600	$15.000	$22.060	$22.240

33.77%		(26.84% )	(14.01% )	16.96%	10.87%

$2,256		$2,049	$2,882	$3,525	$3,069
1.71%		1.69%	1.64%	1.62%	1.62%

1.85%		1.91%	1.74%	1.73%	1.71%
(1.09%	)	(1.02% )	(1.01% )	(1.06% )	(1.08%	)

(1.23%	)	(1.24% )	(1.11% )	(1.17% )	(1.17%	)
162%		110%	74%	58%	71%

25

Financial highlights
Delaware Trend® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying Notes, which are an integral part of the financial statements

26

Year Ended
6/30/10		6/30/09	6/30/08	6/30/07	6/30/06
$11.770		$16.520	$23.720	$23.560	$21.130

(0.086)		(0.055)	(0.091)	(0.116)	(0.126)
4.146		(4.153)	(2.389)	3.603	2.556
4.060		(4.208)	(2.480)	3.487	2.430

—		(0.542)	(4.720)	(3.327)	—
—		(0.542)	(4.720)	(3.327)	—

$15.830		$11.770	$16.520	$23.720	$23.560

34.49%		(26.48% )	(13.55% )	17.51%	11.50%

$15,954		$20,699	$30,820	$154,595	$263,962
1.21%		1.19%	1.14%	1.12%	1.11%

1.25%		1.31%	1.14%	1.13%	1.11%
(0.59%	)	(0.52% )	(0.51% )	(0.56% )	(0.57%	)

(0.63%	)	(0.64% )	(0.51% )	(0.57% )	(0.57%	)
162%		110%	74%	58%	71%

27

Notes to financial statements
Delaware Trend® Fund	June 30, 2010

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Growth Equity Fund (formerly, Delaware American Services Fund) and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. U.S. government and agency securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

28

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (June 30, 2007 – June 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

29

Notes to financial statements
Delaware Trend® Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,929 for the year ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended June 30, 2010.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. For the year ended June 30, 2010 the Fund earned $1,234 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

30

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), did not exceed 1.16% of average daily net assets of the Fund through October 31, 2009. For purposes of this waiver and reimbursement, nonroutine expenses also included such additional costs and expenses, as could have been agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund. Effective November 1, 2009, DMC has discontinued the waiver.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended June 30, 2010, the Fund was charged $18,670 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit the 12b-1 fees through October 31, 2010 in order to prevent 12b-1 fees Class R shares from exceeding 0.50% of the Class’ average daily net assets.

31

Notes to financial statements
Delaware Trend® Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$234,853
Dividend disbursing, transfer agent and fund accounting
oversight fees, and other expenses payable to DSC	44,439
Distribution fees payable to DDLP	118,427
Other expenses payable to DMC and affiliates*	21,579

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2010, the Fund was charged $ 15,353 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended June 30, 2010, DDLP earned $16,122 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2010, DDLP received gross CDSC commissions of $0, $8,699 and $1,798 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2010, the Fund made purchases of $587,576,566 and sales of $658,075,875 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes was $452,079,579. At June 30, 2010, net unrealized appreciation was $8,446,839, of which $27,431,575 related to unrealized appreciation of investments and $18,984,736 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

32

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 –	inputs are significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$357,905,076	$—	$—	$357,905,076
Short-Term	—	15,023,003	—	15,023,003
Securities Lending Collateral	—	87,561,126	37,213	87,598,339
Total	$357,905,076	$102,584,129	$37,213	$460,526,418

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$88
Net change in unrealized appreciation/depreciation	37,125
Balance as of 6/30/10	$37,213

Net change in unrealized appreciation/depreciation
from investments still held as of 6/30/10	$37,125

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending June 30, 2011 and interim periods therein. The impact of this update on current

33

Notes to financial statements
Delaware Trend® Fund

3. Investments (continued)

disclosures resulted in transfers out of Level 1 and into Level 2 in the amount of $84,964,603, based on management’s decision to classify the BNY Mellon Securities Lending Overnight Fund as level 2. Management has classified the BNY Mellon Securities Lending Overnight Fund as level 2 because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Fund.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the year ended June 30, 2010. The tax character of dividends and distributions paid during the year ended June 30, 2009 was as follows:

Year Ended
6/30/09
Long-term capital gain	$19,563,535
Return of capital	13,848
Total	$19,577,383

5. Components of Net Assets on a Tax Basis

As of June 30, 2010, the components of net asset on a tax basis were as follows:

Shares of beneficial interest	$359,728,202
Capital loss carryforwards	(1,291,745)
Unrealized appreciation of investments	8,446,839
Net assets	$366,883,296

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2010, the Fund recorded the following reclassifications:

Accumulated net investment loss	$3,623,527
Accumulated net realized loss	3,606
Paid-in capital	(3,627,133)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains. $26,021,668 was utilized in 2010. Capital loss carryforwards remaining at June 30, 2010 will expire as follows: $1,291,745 expires in 2017.

34

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/10	6/30/09
Shares sold:
Class A	2,001,615	2,957,375
Class B	20,008	8,658
Class C	158,497	162,698
Class R	49,129	66,760
Institutional Class	1,625,674	776,705

Shares issued upon reinvestment of dividends and distributions:
Class A	—	899,653
Class B	—	144,353
Class C	—	166,383
Class R	—	6,897
Institutional Class	—	56,459
	3,854,923	5,245,941

Shares repurchased:
Class A	(4,279,077)	(8,377,783)
Class B	(837,693)	(1,948,278)
Class C	(695,841)	(1,381,065)
Class R	(83,385)	(72,430)
Institutional Class	(2,376,850)	(939,646)
	(8,272,846)	(12,719,202)
Net decrease	(4,417,923)	(7,473,261)

For the years ended June 30, 2010 and June 30, 2009, 445,832 Class B shares were converted to 364,806 Class A shares valued at $5,194,928 and 926,808 Class B shares were converted to 763,625 Class A shares valued at $7,864,027, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of June 30, 2010, or at any time during the year then ended.

35

Notes to financial statements
Delaware Trend® Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that

36

may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2010, the value of securities on loan was $ 85,917,401, for which the Fund received collateral, comprised of non-cash collateral valued at $10,425, and cash collateral of $88,496,765. At June 30, 2010, the value of invested collateral was $87,598,339. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

37

Notes to financial statements
Delaware Trend® Fund

11. Sale of Delaware Investments to Macquarie Group (continued)

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Proposed Fund Merger

On May 20, 2010, the Fund’s Board of Trustees approved a proposal to merge the Fund into Delaware Smid Cap Growth Fund, a series of Delaware Group Equity Funds IV. Effective as of the close of business on June 18, 2010, the Fund is closed to new investors. It is anticipated that shareholders of the Fund will receive a proxy statement/prospectus providing them with information regarding the proposed merger during the third quarter of 2010, and a meeting of shareholders of the Fund to vote on the proposed merger is scheduled to be held in September 2010. If approved, the merger is expected to take place on or about October 11, 2010.

13. Subsequent Events

Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

38

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Equity Funds III
and the Shareholders of Delaware Trend Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Trend Fund (one of the series constituting Delaware Group Equity Funds III, hereafter referred to as the “Fund”) at June 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended June 30, 2009 and the financial highlights for each of the four years in the period ended June 30, 2009 were audited by other independent accountants whose report dated August 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
August 24, 2010

39

Other Fund information
(Unaudited)
Delaware Trend® Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Equity Funds III (the “Trust”), on behalf of Delaware Trend Fund (the “Fund”), held on November 12, 2009 and reconvened on December 4, 2009 and March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; and to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	26,809,100.703	58.775	94.721	1,494,195.970	3.276	5.279
Patrick P. Coyne	26,802,114.673	58.760	94.696	1,501,182.000	3.291	5.304
John A. Fry	26,808,099.963	58.773	94.717	1,495,196.710	3.278	5.283
Anthony D. Knerr	26,811,784.592	58.781	94.730	1,491,512.081	3.270	5.270
Lucinda S. Landreth	26,815,549.279	58.789	94.744	1,487,747.394	3.262	5.256
Ann R. Leven	26,813,923.614	58.786	94.738	1,489,373.059	3.265	5.262
Thomas F. Madison	26,782,164.263	58.716	94.626	1,521,132.410	3.335	5.374
Janet L. Yeomans	26,812,175.992	58.782	94.732	1,491,120.681	3.269	5.268
J. Richard Zecher	26,799,751.585	58.754	94.688	1,503,545.088	3.297	5.312

2.	To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company, a series of Delaware Management Business Trust.

Shares Voted For	11,911,111.261
Percentage of Outstanding Shares	40.168%
Percentage of Shares Voted	67.498%
Shares Voted Against	428,279.153
Percentage of Outstanding Shares	1.444%
Percentage of Shares Voted	2.427%
Shares Abstained	540,734.784
Percentage of Outstanding Shares	1.824%
Percentage of Shares Voted	3.064%
Broker Non-Votes	4,766,453.239

40

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group Equity Funds III (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending June 30, 2010. During the fiscal years ended June 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

41

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

42

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	81	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

43

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

44

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	81	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	81	Director
Drexel University		Community Health Systems
(August 2010–Present)
Director — Ecore
President		International
Franklin & Marshall College		(2009-2010)
(July 2002–July 2010)
Director — Allied
Executive Vice President		Barton Securities Holdings
University of Pennsylvania		(2005 to 2008)
(April 1995–June 2002)

Founder and	81	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	81	None
Assurant, Inc. (Insurance)
(2002–2004)

45

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

46

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	81	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	81	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987 – 2010)

47

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

48

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 to 2007)

Vice President and Treasurer	81	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	81	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 to 2008)
(September 1996–Present)

49

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

50

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	81	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	81	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	81	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	81	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

51

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Trend® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

52

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     Janet L. Yeomans
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $40,800 for the fiscal year ended June 30, 2010.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $49,100 for the fiscal year ended June 30, 2009.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended June 30, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended June 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $7,800 for the fiscal year ended June 30, 2010. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

      The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended June 30, 2010.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $14,950 for the fiscal year ended June 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations, and tax compliance services related to investments in foreign securities.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2009.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2010.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2009.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $264,064 for the registrant’s fiscal years ended June 30, 2010 and June 30, 2009, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 8, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 8, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 8, 2010